UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  02/04/00
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             TITLE OF             VALUE      SHARES /  SH / PUT /   INVST                VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE      SHARED      NONE
      --------------          -----     -----    --------    -------   ---  ----  -------- --------  ----      ------      ----
3 COM CORPORATION             COMMON  885535104   $107,294    2,282,851  SH         DEFINED    01   1,669,986    45,990     566,875
ADC TELECOMUNICATIONS         COMMON  000886101   $201,271    2,773,761  SH         DEFINED    01   2,028,545    54,570     690,646
ADOBE SYSTEMS                 COMMON  00724F101   $231,313    3,394,969  SH         DEFINED    01   2,488,320    68,790     837,859
AMERICAN INTERNTL. GROUP INC. COMMON   26874107    $69,746      645,052  SH         DEFINED    01    470,063     13,180     161,809
AMGEN INC.                    COMMON  031162100   $209,590    3,489,520  SH         DEFINED    01   2,542,462    71,365     875,693
ATLANTIC RICHFIELD CO DE      COMMON  048825103       $703        8,124  SH         DEFINED    01       0             0       8,124
CHASE MANHATTAN CORP NEW      COMMON  16161A108   $168,715    2,171,712  SH         DEFINED    01   1,593,233    44,310     534,169
CHEVRON CORPORATION           COMMON  166751107   $171,031    1,974,386  SH         DEFINED    01   1,448,147    41,180     485,059
CITIGROUP INCORPORATED        COMMON  172867101     $1,310       82,500  SH         DEFINED    01     60,000          0      22,500
COCA COLA ENTERPRISES         COMMON  191219104       $408        7,012  SH         DEFINED    01       82            0       6,930
COLUMBIA / HCA HEALTHCARE CP. COMMON  197677107    $71,859    2,451,468  SH         DEFINED    01   1,815,028    50,670     585,770
COMCAST SPL A                 COMMON  200300200   $121,943    2,412,172  SH         DEFINED    01   1,786,004    48,785     577,383
COMPAQ COMPUTER CORP          COMMON  204493100       $809       29,900  SH         DEFINED    01     1,900           0      28,000
COMPUTER SCIENCES CP          COMMON  205363104   $331,646    3,504,846  SH         DEFINED    01   2,566,459    70,178     868,209
ENRON CORP                    COMMON  293561106   $248,983    5,610,859  SH         DEFINED    01   4,123,493   111,874   1,375,492
EXXON CORP                    COMMON  302290101   $166,517    2,066,918  SH         DEFINED    01   1,504,306    41,682     520,930
FANNIE MAE                    COMMON  313586109   $210,299    3,368,144  SH         DEFINED    01   2,472,392    68,572     827,180
FEDERAL HOME LOAN MRTGE COM.  COMMON  313400301    $31,864      677,036  SH         DEFINED    01    501,881      9,105     166,050
FIRST UNION CORP.             COMMON  337358105    $55,489    1,684,852  SH         DEFINED    01   1,264,060    33,195     387,597
GANNETT COMPANY INC. DE       COMMON  364730101   $158,944    1,948,736  SH         DEFINED    01   1,366,318    38,420     543,998
GENERAL DYNAMICS CORP.        COMMON  369550108       $301        5,705  SH         DEFINED    01     3,485         220       2,000
GENERAL MILLS INC.            COMMON  370334104    $35,807    1,001,582  SH         DEFINED    01    675,881     12,600     313,101
HARLEY DAVIDSON INC           COMMON  412822108   $172,818    2,697,640  SH         DEFINED    01   1,978,443    54,015     665,182
HEWLETT PACKARD               COMMON  428236103   $240,729    2,116,189  SH         DEFINED    01   1,558,913    42,405     514,871
INTEL CORPORATION             COMMON  458140100   $125,749    1,527,702  SH         DEFINED    01   1,114,257    30,098     383,347
KIMBERLY CLARK CORP.          COMMON  494368103   $196,512    3,003,308  SH         DEFINED    01   2,227,070    60,715     715,523
LOWES COMPANIES INC.          COMMON  548661107    $82,548    1,381,546  SH         DEFINED    01   1,031,786    27,515     322,245
MARSH & MCLENNAN COS INC      COMMON  571748102   $250,811    2,621,143  SH         DEFINED    01   1,913,770    53,809     653,564
MBNA CORP COM                 COMMON  55262L100   $115,979    4,256,080  SH         DEFINED    01   3,166,361    81,805   1,007,914
MCI WORLDCOM INC.             COMMON  55268B106   $227,345    4,133,256  SH         DEFINED    01   3,023,715    83,125   1,026,416
MERCK & CO                    COMMON  589331107   $220,314    3,279,275  SH         DEFINED    01   2,396,659    65,709     816,907
PITNEY BOWES INC              COMMON  724479100       $383        7,925  SH         DEFINED    01     2,695           0       5,230
PNC BANK CORPORATION          COMMON  693475105    $45,715    1,027,306  SH         DEFINED    01    657,220     15,660     354,426
PEPSICO INC.                  COMMON  713448108   $150,839    4,279,104  SH         DEFINED    01   3,260,191    89,310     929,603
PHARMACIA & UPJOHN INC.       COMMON  716941109    $52,157    1,159,048  SH         DEFINED    01    853,593     24,230     281,225
PROCTER & GAMBLE COMPANY      COMMON  742718109   $239,589    2,214,152  SH         DEFINED    01   1,633,770    43,535     536,847
SBC COMMUNICATIONS, I         COMMON  78387G103   $181,544    3,723,960  SH         DEFINED    01   2,743,311    75,265     905,384
STAPLES INC                   COMMON  855030102    $97,703    4,708,579  SH         DEFINED    01   3,454,440    94,050   1,160,089
SOUTHWEST AIRLINES            COMMON  844741108   $218,103   13,524,094  SH         DEFINED    01   9,991,351   275,160   3,257,583
SUN MICROSYSTEMS INC.         COMMON  866810104   $161,308    2,083,063  SH         DEFINED    01   1,511,222    40,956     530,885
TIME WARNER INC               COMMON  887315109   $206,847    2,860,296  SH         DEFINED    01   2,101,739    57,719     700,838
US WEST INC                   COMMON  91273H101   $202,913    2,818,231  SH         DEFINED    01   2,067,550    57,788     692,893
VIACOM INC CLASS B NON-VOTING COMMON  925524308   $306,254    5,067,271  SH         DEFINED    01   3,715,094   102,885   1,249,292
WASHINGTON MUTUAL INC.        COMMON  939322103       $877       33,900  SH         DEFINED    01       1,600         0      32,300

               REPORT SUMMARY:                  $6,092,876  110,115,173                            80,786,795 2,200,440  27,127,938

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $6,092,876
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.